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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/09

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one): [_] is a restatement
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

ThinkEquity LLC
600 Montgomery Street, Third Floor
San Francisco, CA 94111

Form 13F File Number: 028-12960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
David Weitgenant
Deputy Director of Compliance
415-249-6313

Signature, Place and Date of Signing:


      /s/ David Weitgenant          San Francisco, CA   2/10/10
---------------------------------   -----------------   -------
          [Signature]                  [City, State]     [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0

Form 13F Information Table Entry Total:                    39

Form 13F Information Table Value Total (x$1000):       121711
                                                   (thousands)

List of Other Included Managers: None

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                           FORM 13F INFORMATION TABLE

                                                                                                         VOTING AUTHORITY
                                                           VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER   ---------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS SOLE SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- -------- ---- ------ ---------
BAIDU.COM INC SPONSORED ADR RE ADR              056752108     3789      9213 SH       Sole                              9213
HOME INNS & HOTELS MGMT INC    ADR              43713W107     4000    113166 SH       Sole                            113166
PERFECT WORLD CO LTD SPONSORED ADR              71372U104     3507     88931 SH       Sole                             88931
AEST, INC                      COM              8V84753          0     12500 SH       Sole                             12500
AMERICAN AXLE & MANUFACTURING  COM              024061103     4660    581052 SH       Sole                            581052
BRIGHAM EXPLORATION CO         COM              109178103     4981    367575 SH       Sole                            367575
CITIGROUP INC                  COM              172967101       58     17572 SH       Sole                             17572
CROSS TIMBERS ROYALTY TRUST TR COM              22757R109      587     17400 SH       Sole                             17400
DISH NETWORK CORP CL A         COM              25470M109     1111     53500 SH       Sole                             53500
DOMTAR CORPORATION             COM              257559203     4158     75043 SH       Sole                             75043
DORCHESTER MINERALS L P        COM              25820R105     8351    392436 SH       Sole                            392436
ECHOSTAR CORPORATION           COM              278768106      214     10610 SH       Sole                             10610
FORD MOTOR CO DEL PAR $0.01    COM              345370860     4669    466940 SH       Sole                            466940
GENWORTH FINANCIAL INC COM CL  COM              37247D106     4059    357608 SH       Sole                            357608
HUGOTON ROYALTY TRUST TEXAS UN COM              444717102     1076     66939 SH       Sole                             66939
HUMAN GENOME SCIENCES INC      COM              444903108     4537    148272 SH       Sole                            148272
INCYTE CORPORATION FORMERLY IN COM              45337C102      337     37000 SH       Sole                             37000
J CREW GROUP INC               COM              46612H402     4166     93117 SH       Sole                             93117
JONES APPAREL GROUP            COM              480074103     3500    217945 SH       Sole                            217945
LAS VEGAS SANDS CORPORATION    COM              517834107     3468    232113 SH       Sole                            232113
LULULEMON ATHLETICA INC        COM              550021109     4425    147004 SH       Sole                            147004
MEDIFAST INC                   COM              58470H101     4530    148143 SH       Sole                            148143
NEWMARKET CORPORATION          COM              651587107     4209     36676 SH       Sole                             36676
NORCAL COMMUNITY BANCORP       COM              655484103       21     10125 SH       Sole                             10125
OSHKOSH CORPORATION            COM              688239201     3801    102638 SH       Sole                            102638
PNC FINANCIAL SVCS GROUP INC   COM              693475105      317      6000 SH       Sole                              6000
PRESIDENT CASINOS INC NEW      COM              740822309       19     75000 SH       Sole                             75000
SAN JUAN BASIN ROYALTY TR-UBI  COM              798241105     1618     93852 SH       Sole                             93852
TECK COMINCO LTD SUB VTG CL B  COM              878742204     4321    123568 SH       Sole                            123568
TEMPUR PEDIC INTERNATIONAL INC COM              88023U101     4495    190231 SH       Sole                            190231
TRW AUTOMOTIVE HOLDINGS INC    COM              87264S106     4429    185462 SH       Sole                            185462
VEECO INSTRUMENTS INC-DEL      COM              922417100     5013    151714 SH       Sole                            151714
VIRGIN MEDIA INC               COM              92769L101     4159    247145 SH       Sole                            247145
WALTER INDUSTRIES INC NEW      COM              93317Q105     4387     58248 SH       Sole                             58248
WR GRACE & CO                  COM              38388F108     4226    166700 SH       Sole                            166700
XL CAPITAL                     COM              G98255105     4174    227701 SH       Sole                            227701
FRANKLIN INCOME FDS SER CLASS  MF               353496805       72 34420.473 SH       Sole                         34420.473
PIMCO CALIF MUN INCOME FUND    MF               72200N106      247 19895.000 SH       Sole                         19895.000
CANADIAN OIL SANDS TR NEW UNIT UIT              13642L100     6021    212018 SH       Sole                            212018
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